COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 09, 2019	Mar. 12, 2019	Apr. 28, 2017	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 11, 2019	Oct. 01, 2018	May 07, 2018	Sep. 26, 2017	Sep. 12, 2017	Dec. 31, 2016	Apr. 30, 2016
Rent expense				$ 7,752	$ 114,822	$ 102,445
Lessee, Operating Lease, Term of Contract										39 months		16 months	18 months
Lessee, Operating Lease, Monthly Payment							$ 2,450	$ 1,250.00	$ 2,375	$ 7,611.83	$ 1,187.50	$ 2,250	$ 1,125
Exercise price per share			$ 1.29		$ 0	$ 1.29
Number of shares issued in consideration for Merger		4,600,000			700,000
Lease Increase in Months 15 to 26 [Member]
Lessee, Operating Lease, Monthly Payment										7,751.83
Lease Increase In Months 27 to 39 [Member]
Lessee, Operating Lease, Monthly Payment										$ 7,981.17
Merger Agreement [Member] | Aquahydrate, Inc [Member]
Number of shares issued in consideration for Merger	19,565,217
Number of shares agreed to issue to holders	3,750,000
Description of merger agreement	In addition, on the Closing, the Company agreed to issue to the holders of the shares of AQUAhydrate's preferred stock (after the capital reorganization), on a pro-rata basis, an additional 3,750,000 shares of the Company Common Stock as follows: (1) an aggregate of 1,000,000 shares of the Company Common Stock which will be subject to escrow and not released until the Company achieves trailing revenue of $60 million in any twelve month period ending on the last day of any quarterly period of the fiscal year of the Company (each, a "Period") after the Closing; (2) an aggregate of 1,250,000 shares of the Company Common Stock which will be subject to escrow and not released until the Company achieves trailing revenue of $80 million in any Period after the Closing; and (3) an aggregate of 1,500,000 shares of the Company Common Stock which will be subject to escrow and not released until the Company achieves trailing revenue of $100 million in any Period after the Closing, provided that these shares of the Company Common Stock will be immediately released from escrow upon a change of control of the Company.
Merger Agreement [Member] | Aquahydrate, Inc [Member] | Achieves Trailing Revenue Of 60 Million [Member]
Trailing revenue	$ 60,000,000
Number of shares agreed to issue to holders	1,000,000
Merger Agreement [Member] | Aquahydrate, Inc [Member] | Achieves Trailing Revenue Of 80 Million [Member]
Trailing revenue	$ 80,000,000
Number of shares agreed to issue to holders	1,250,000
Merger Agreement [Member] | Aquahydrate, Inc [Member] | Achieves Trailing Revenue Of 100 Million [Member]
Trailing revenue	$ 100,000,000
Number of shares agreed to issue to holders	1,500,000
Services Agreement [Member] | Mark Wahlberg [Member]
Number of stock options granted to purchase shares its common stock	750,000
Exercise price per share	$ 3.00
Percentage of Stock options vest one year following effective time of merger	25.00%
Additional number of stock options granted to purchase shares of common stock	250,000
Exercise price of additional number of stock options granted	$ 3.00
Services Agreement [Member] | Jillian Michaels [Member]
Number of stock options granted to purchase shares its common stock	125,000
Exercise price per share	$ 3.00
Percentage of Stock options vest one year following effective time of merger	25.00%
Additional number of stock options granted to purchase shares of common stock	125,000
Exercise price of additional number of stock options granted	$ 3.00
Services Agreement [Member] | SC Beverages LLC
Number of stock options granted to purchase shares its common stock	750,000
Exercise price per share	$ 3.00
Percentage of Stock options vest one year following effective time of merger	25.00%
Additional number of stock options granted to purchase shares of common stock	250,000
Exercise price of additional number of stock options granted	$ 3.00
Services Agreement [Member] | G-Money, Inc [Member]
Number of stock options granted to purchase shares its common stock	125,000
Exercise price per share	$ 3.00
Percentage of Stock options vest one year following effective time of merger	25.00%
Additional number of stock options granted to purchase shares of common stock	125,000
Exercise price of additional number of stock options granted	$ 3.00
Services Agreement [Member] | Vest Upon Combined Company Achieved 80 Million Of Revenue In Any 12 Month Period [Member] | Mark Wahlberg [Member]
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 80,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 80 Million Of Revenue In Any 12 Month Period [Member] | Jillian Michaels [Member]
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 80,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 80 Million Of Revenue In Any 12 Month Period [Member] | SC Beverages LLC
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 80,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 80 Million Of Revenue In Any 12 Month Period [Member] | G-Money, Inc [Member]
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 80,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 100 Million Of Revenue In Any 12 Month Period [Member] | Mark Wahlberg [Member]
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 100,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 100 Million Of Revenue In Any 12 Month Period [Member] | Jillian Michaels [Member]
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 100,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 100 Million Of Revenue In Any 12 Month Period [Member] | SC Beverages LLC
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 100,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 100 Million Of Revenue In Any 12 Month Period [Member] | G-Money, Inc [Member]
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 100,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 125 Million Of Revenue In Any 12 Month Period [Member] | Mark Wahlberg [Member]
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 125,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 125 Million Of Revenue In Any 12 Month Period [Member] | Jillian Michaels [Member]
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 125,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 125 Million Of Revenue In Any 12 Month Period [Member] | SC Beverages LLC
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 125,000,000
Services Agreement [Member] | Vest Upon Combined Company Achieved 125 Million Of Revenue In Any 12 Month Period [Member] | G-Money, Inc [Member]
Percentage of Stock options vest once combined company threshold amount of revenue	25.00%
Trailing revenue	$ 125,000,000